SOFTWARE DEVELOPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2022
Research and Development [Abstract]
Capitalized software development cost	$ 5,000	$ 0	$ 5,536,000	$ 155,000
Capitalized software, impairment	0	0	0
Amortization expense	319,000	43,000	814,000	662,000
Software in advance	4,925,000		5,239,000	517,000	$ 1,595,000
Impairment of capitalized software	$ 0	$ 126,000	$ 0	$ 2,383,000